SECURITIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Amortized Cost
Within one year	$ 5,678
One to five years	132,685
Five to ten years	49,992
After ten years	39,313
Mortgage-backed securities	171,620
Total	399,288
Fair Value
Within one year	5,695
One to five years	131,605
Five to ten years	50,396
After ten years	40,256
Mortgage-backed securities	167,067
Total	395,019
Amortized Cost
Within one year	475
One to five years	984
Five to ten years	610
After ten years	$ 1,990
Mortgage-backed securities
Total	$ 4,059	$ 21,985
Fair Value
Within one year	476
One to five years	997
Five to ten years	611
After ten years	$ 2,005
Mortgage-backed securities
Fair Value	$ 4,089	$ 22,263